Schedule of Investments (unaudited) November 30, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$1,086,931

Arizona — 7.5%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/42	2,200	2,298,494
Arizona Industrial Development Authority, Refunding RB(a)
Series A, 5.50%, 07/01/52	130	139,788
Series G, 5.00%, 07/01/47	435	479,439
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(a)	400	414,580
Pinal County Electric District No.3, Refunding RB
4.75%, 07/01/21(b)	680	697,816
4.75%, 07/01/31	3,070	3,145,737
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,500	2,009,535
5.00%, 12/01/37	2,065	2,917,494
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	930,024

		13,032,907

Arkansas — 2.8%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	960	1,011,753
City of Benton Arkansas, RB, (MAC), 4.00%, 06/01/39	505	552,031
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	918,834
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,938,531
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	522,214

		4,943,363

California — 17.0%
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/48	1,345	1,497,819
Carlsbad Unified School District, GO, CAB, Series B, 6.00%, 05/01/34	1,000	1,186,630
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	735	757,932
Series A-2, 5.00%, 06/01/47	525	541,538
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(c)	1,650	2,108,106
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A-1, AMT, 5.75%, 03/01/34	2,000	2,024,380
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(d)	8,000	5,160,240
Palomar Community College District, GO, CAB
Series B, 0.00%, 08/01/30(d)	1,500	1,347,645
Series B, Convertible, 6.20%, 08/01/39(c)	2,605	3,374,517
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	1,550	1,763,667
San Diego Community College District, GO, CAB, 6.00%, 08/01/33	2,800	3,731,560
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/47	1,405	1,632,484
State of California, GO, 6.00%, 03/01/33	120	120,019

Security	Par (000)	Value

California (continued)
State of California, Refunding GO, 5.00%, 02/01/38	$3,000	$3,283,470
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	1,225	1,230,892

		29,760,899

Colorado — 0.4%
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 10/01/59(a)	595	611,535

Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series F, 5.00%, 07/01/21(b)	550	565,329
State of Connecticut, Refunding GO, Series E, 5.00%, 09/15/37	970	1,209,638

		1,774,967

Delaware — 2.0%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	329,149
Series A, 5.00%, 07/01/48	900	874,413
County of Sussex Delaware, RB, 6.00%, 10/01/40	1,200	1,202,508
Delaware Transportation Authority, RB, 5.00%, 06/01/55	950	1,092,975

		3,499,045

Florida — 3.0%
County of Miami-Dade Seaport Department, RB, Series B, AMT, 6.00%, 10/01/31	4,135	4,695,913
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	860	473,000

		5,168,913

Georgia — 0.6%
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	135	144,025
Series A, 4.00%, 12/01/48	170	186,480
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	255	361,276
Series A, 5.00%, 05/15/43	330	396,610

		1,088,391

Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.25%, 11/15/37	400	428,884

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 03/01/39	500	560,260

Illinois — 9.6%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	775	812,378
Series D, 5.00%, 12/01/46	1,005	1,040,756
Series H, 5.00%, 12/01/36	235	250,085
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	760	820,716
Series C, 5.00%, 12/01/34	235	250,552
Series F, 5.00%, 12/01/23	310	326,027
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	870	946,456
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 4.00%, 01/01/29	1,600	1,655,856
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	665	698,350
County of Will Illinois, GO, 5.00%, 11/15/45	600	696,720

1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	$300	$303,519
Series A, 5.00%, 02/15/47	240	238,022
Series A, 5.00%, 02/15/50	130	127,938
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	1,205	1,363,843
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	2,980	3,466,276
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	285	311,611
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	220	226,952
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,150	1,183,212
State of Illinois, GO
5.50%, 05/01/39	795	882,697
Series D, 5.00%, 11/01/28	645	695,581
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/55(a)	390	402,254

		16,699,801

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series B, 5.25%, 12/01/50(g)	250	271,815

Kansas — 0.4%
Seward County Unified School District No.480 Liberal, Refunding GO, 5.00%, 09/01/39	720	777,406

Kentucky — 3.8%
County of Boyle KY, Refunding RB, 5.00%, 06/01/37	2,500	2,931,750
Kentucky Economic Development Finance Authority, RB, Series A, 5.38%, 01/01/23(b)	1,830	2,028,189
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Series C, Convertible, 6.45%, 07/01/34	500	546,130
Series C, Convertible, 6.60%, 07/01/39	830	897,263
Series C, Convertible, 6.75%, 07/01/43	270	292,999

		6,696,331

Louisiana — 1.2%
City of Alexandria LA Utilities Revenue RB, 5.00%, 05/01/24(b)	860	998,709
Louisiana Public Facilities Authority, RB, 6.50%, 05/01/21(b)	400	410,396
Parish of St. John the Baptist Louisiana, Refunding RB, Sub-Series B-1, 2.38%, 06/01/37(g)	650	668,363

		2,077,468

Maryland — 0.3%
Anne Arundel County Consolidated, Special Taxing District, ST
5.13%, 07/01/36	170	174,781
5.25%, 07/01/44	170	173,398
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	210	227,033

		575,212

Massachusetts — 3.5%
Massachusetts Development Finance Agency, RB
5.00%, 01/01/48	1,115	1,265,714
5.00%, 10/01/48	830	805,133
Series A, 5.25%, 01/01/42	565	645,230

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued)
Series A, 5.00%, 01/01/47	$630	$704,504
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	400	434,324
5.00%, 09/01/43	750	863,985
Series A, 5.00%, 10/01/43	750	838,155
Series A, 4.00%, 06/01/49	75	81,529
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.80%, 12/01/43	160	174,986
Series A, 3.85%, 06/01/46	205	223,917

		6,037,477

Michigan — 7.4%
Michigan Finance Authority, RB
5.00%, 11/01/44	1,555	1,784,036
Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(b)	240	257,575
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	5,560	6,561,857
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/47	215	271,837
Series C, 4.00%, 12/01/32	2,100	2,208,675
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 3.80%, 10/01/38	1,690	1,885,516

		12,969,496

Minnesota — 2.6%
City of Maple Grove Minnesota, Refunding RB, 4.00%, 05/01/37	880	969,769
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	560	668,455
City of Otsego MN, Refunding RB, Series A, 5.00%, 09/01/44	425	435,285
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,156,820
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	290	339,770
Minnesota Higher Education Facilities Authority, RB
Series 8-K, 4.00%, 03/01/43	385	396,970
Series B, 4.25%, 05/01/40	660	608,051

		4,575,120

Mississippi — 0.7%
County of Warren Mississippi, RB, Series A, 5.38%, 12/01/35	400	417,656
Mississippi Development Bank, RB, (AGM), 5.00%, 04/01/21(b)	845	858,444

		1,276,100

Missouri — 2.3%
Health & Educational Facilities Authority of the State of Missouri, RB
5.25%, 10/01/21(b)	500	520,125
4.13%, 02/15/43	300	309,114
Series A, 5.00%, 10/01/23(b)	500	564,450
Series A, 5.00%, 06/01/42	540	648,146
Series C-2, 5.00%, 10/01/34	1,000	1,125,150
Missouri Development Finance Board, RB, Series B, 5.00%, 11/01/41	900	931,554

		4,098,539

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska — 1.0%
Central Plains Energy Project, RB, 5.00%, 09/01/42	$600	$644,952
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/45	400	452,332
Nebraska Public Power District, Refunding RB Series A,
5.00%, 01/01/32	250	262,000
Series A, 4.00%, 01/01/44	400	412,612

		1,771,896

Nevada — 0.9%
City of Las Vegas Nevada Special Improvement District No. 809, SAB, 5.65%, 06/01/23	375	384,514
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,000	1,093,130

		1,477,644

New Hampshire(a) — 0.2%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	255	261,796
Series C, AMT, 4.88%, 11/01/42	145	149,827

		411,623

New Jersey — 11.7%
New Jersey Economic Development Authority, RB
Series UU, 5.00%, 06/15/40	345	374,725
AMT, (AGM), 5.13%, 07/01/42	200	217,128
Series B, AMT, 5.63%, 11/15/30	660	709,111
New Jersey Economic Development Authority, Refunding RB, Series UU, 5.00%, 06/15/24(b)	80	93,360
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	5,000	5,488,150
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/37	685	774,132
Series A, 4.63%, 07/01/21(b)	510	523,020
Series A, 5.63%, 07/01/21(b)	1,700	1,753,244
Series A, 5.00%, 07/01/25	500	535,145
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	900	979,146
Series AA, 5.00%, 06/15/46	400	434,608
Series S, 5.25%, 06/15/43	1,070	1,265,521
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,000	640,020
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	140	164,714
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,119,712
South Jersey Port Corp., RB, Series B, AMT, 5.00%, 01/01/35	625	715,106
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	760	934,314
Series A, 5.25%, 06/01/46	1,810	2,175,240
Sub-Series B, 5.00%, 06/01/46	490	565,171

		20,461,567

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	450	521,464

New York — 5.4%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,160	1,160,104

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	$490	$571,600
Series C-1, 5.00%, 11/15/56	320	350,150
New York City Industrial Development Agency, RB, (AMBAC), 5.00%, 01/01/39	925	926,350
New York City Water & Sewer System, Refunding RB,
Series CC, 5.00%, 06/15/47	1,000	1,102,800
New York Counties Tobacco Trust IV, Refunding RB,
Series A, 6.25%, 06/01/41(a)	900	904,545
New York Counties Tobacco Trust VI, Refunding RB,
Series A-2-B, 5.00%, 06/01/45	500	529,520
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	1,250	1,299,575
Series 2, Class 2, 5.38%, 11/15/40	405	432,921
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	190	221,749
AMT, 5.00%, 10/01/40	535	616,866
State of New York Mortgage Agency, Refunding RB,
Series 211, 3.75%, 10/01/43	1,190	1,302,384

		9,418,564

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, Series A, 5.00%, 07/01/21(b)	480	493,286

Ohio — 5.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 3.00%, 06/01/48	1,505	1,531,488
Series B-2, Class 2, 5.00%, 06/01/55	2,255	2,527,449
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	2,000	2,082,540
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	1,135	1,211,522
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	395	408,924
State of Ohio, Refunding RB, Series A, 5.00%, 01/15/41	1,500	1,560,930

		9,322,853

Oklahoma — 0.9%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	826,776
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	605	707,366

		1,534,142

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	766,530
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	1,475	1,653,386

		2,419,916

Pennsylvania — 4.2%
Commonwealth Financing Authority, RB
5.00%, 06/01/33	335	419,206
5.00%, 06/01/34	750	933,825
(AGM), 4.00%, 06/01/39	1,365	1,570,842
Delaware River Port Authority, RB, 4.50%, 01/01/32	1,500	1,679,940
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/49	715	783,368

3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Montgomery County Higher Education and Health
Authority, Refunding RB (continued)
Series A, 4.00%, 09/01/49	$495	$535,758
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	1,250	1,453,538

		7,376,477

Puerto Rico — 6.6%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	315	321,486
5.63%, 05/15/43	345	348,160
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	1,305	1,352,358
Series A, Senior Lien, 5.13%, 07/01/37	375	389,063
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	385	386,278
Series A, Senior Lien, 6.00%, 07/01/44	700	702,324
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	838	907,537
Series A-1, Restructured, 5.00%, 07/01/58	3,553	3,908,016
Series A-2, Restructured, 4.33%, 07/01/40	552	588,013
Series A-2, Restructured, 4.78%, 07/01/58	896	969,633
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,318	1,591,358

		11,464,226

Rhode Island — 3.3%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM), 3.75%, 05/15/32	1,155	1,328,504
Rhode Island Housing and Mortgage Finance Corp., RB, M/F Housing, Series 3-B, (FHA), 4.13%, 10/01/49	480	502,714
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	1,000	1,111,370
Series B, 4.50%, 06/01/45	2,730	2,877,256

		5,819,844

South Carolina — 1.4%
South Carolina Jobs-Economic Development Authority,
RB 5.00%, 04/01/44	100	108,113
4.00%, 04/01/49	100	99,464
5.00%, 04/01/49	135	145,426
4.00%, 04/01/54	105	103,831
5.00%, 04/01/54	245	263,456
5.00%, 01/01/55(a)	470	451,482
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,119,070
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	208,523

		2,499,365

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	740	833,240

Tennessee — 2.7%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(b)	1,950	2,149,134

Security	Par (000)	Value

Tennessee (continued)
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	$875	$939,802
Johnson City Health & Educational Facilities Board, RB, Series A, 5.00%, 08/15/42	800	844,648
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	675	791,343

		4,724,927

Texas — 8.9%
El Paso Independent School District, GO, (PSF), 4.00%, 08/15/43	890	1,050,698
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	11,690	4,463,593
Leander Independent School District, Refunding GO, CAB(d)
Series D, (PSF), 0.00%, 08/15/24(b)	370	217,068
Series D, (PSF), 0.00%, 08/15/35	3,630	2,104,928
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/38(d)	10,760	5,491,151
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	760	845,971
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,355	1,426,110

		15,599,519

Utah — 0.9%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	530	645,264
Utah Charter School Finance Authority, RB, 5.00%, 10/15/48	360	423,792
Utah Charter School Finance Authority, Refunding RB, 4.00%, 04/15/42	400	427,416

		1,496,472

Vermont — 0.5%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	550,060
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	330	347,632

		897,692

Virginia — 1.8%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	490	484,277
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	585	648,192
4.00%, 09/01/48	375	389,333
Virginia Housing Development Authority, RB, M/F
Housing, Series B, 4.00%, 06/01/53	385	422,195
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 01/01/48(a)(g)	470	471,767
AMT, Senior Lien, 6.00%, 01/01/37	725	773,154

		3,188,918

Washington — 0.4%
Washington State Housing Finance Commission,
Refunding RB, 5.00%, 01/01/38(a)	600	651,096

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	1,305	1,433,125

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.5%
Public Finance Authority, RB, Series A, 5.00%, 10/15/50(a)	$540	$569,652
Public Finance Authority, Refunding RB, AMT, 4.00%, 08/01/35	280	291,911
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	800	998,760
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	665	757,448

		2,617,771

Total Municipal Bonds — 128.4% (Cost: $200,191,180)		224,446,487

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 1.0%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(i)	1,451	1,824,567

Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44(i)	1,950	2,403,161

Connecticut — 1.8%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	2,611	3,070,829

District of Columbia — 2.1%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,624,551

Michigan — 3.5%
Michigan State Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	5,385	6,061,625

New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(i)	1,401	1,451,373

New York — 12.4%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	6,000	6,663,056
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	3,990	4,419,803
Hudson Yards Infrastructure Corp., RB(i)
5.75%, 02/15/21(b)	1,548	1,564,620
5.75%, 02/15/47	952	962,507
New York City Water & Sewer System, Refunding RB, Series BB, 4.00%, 06/15/47	3,660	3,888,750
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	2,505	2,613,092
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	1,560	1,615,817

		21,727,645

Texas — 6.0%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	1,580	1,740,496
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	2,999	3,624,617
Houston Community College System, GO, 4.00%, 02/15/43	2,998	3,210,704
San Antonio Water System, Refunding RB, Series C, Junior Lien, 5.00%, 05/15/46	1,515	1,841,255

		10,417,072

Security	Par (000)	Value

Virginia — 2.6%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.00%, 07/01/48	$1,996	$2,422,731
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,860	2,106,152

		4,528,883

Washington — 1.9%
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	2,998	3,383,357

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.5% (Cost: $55,267,900)		58,493,063

Total Long-Term Investments — 161.9% (Cost: $255,459,080)		282,939,550

	Shares

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	3,380,112	3,380,450

Total Short-Term Securities — 1.9% (Cost: $3,380,646)		3,380,450

Total Investments — 163.8% (Cost: $258,839,726)		286,320,000

Other Assets Less Liabilities — 1.6%		2,810,178

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.7)%		(34,446,821)

VMTP Shares at Liquidation Value — (45.7)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$174,783,357

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2020 to February 15, 2047, is $4,766,449.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Bond Trust (BBK)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,209,786	$—	$(829,082	)(a)	$(214)	$(40)	$3,380,450	3,380,112	$70	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$224,446,487	$—	$224,446,487
Municipal Bonds Transferred to Tender Option Bond Trusts	—	58,493,063	—	58,493,063
Short-Term Securities
Money Market Funds	3,380,450	—	—	3,380,450

	$3,380,450	$282,939,550	$—	$286,320,000

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(34,431,446)	$—	$(34,431,446)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(114,331,446)	$—	$(114,331,446)

6

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Bond Trust (BBK)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

7